Whitebox Tactical Opportunities Fund
WHITEBOX TACTICAL OPPORTUNITIES FUND
Investment Objective.
The investment objective of Whitebox Tactical Opportunities Fund (“Tactical Opportunities Fund”) is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management.
Fees and Expenses.
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of each Class of Tactical Opportunities Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 23 of this Prospectus and in “Purchase, Exchange & Redemption of Shares” beginning on page 46 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Whitebox Tactical Opportunities Fund	Investor Shares, Whitebox Tactical Opportunities Fund	Advisor Shares, Whitebox Tactical Opportunities Fund	Institutional Shares, Whitebox Tactical Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Whitebox Tactical Opportunities Fund		Investor Shares, Whitebox Tactical Opportunities Fund	Advisor Shares, Whitebox Tactical Opportunities Fund	Institutional Shares, Whitebox Tactical Opportunities Fund
Management Fee		1.00%	1.00%	1.00%
Service (12b-1) Fee		0.25%	0.25%	none
Other Expenses	[1]	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.71%	1.71%	1.46%
Less: Contractual fee and expense waivers	[2]	0.11%	0.11%	0.11%
Net annual fund operating expenses		1.60%	1.60%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund's Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. The Fund does not expect to incur any of such excluded expenses during its first fiscal year. To the extent any such expenses were incurred, however, the Fund would incur net annual fund operating expenses greater than those reflected in the above table. This agreement will continue at least through [November 30,] 2011 (subject to early termination only by the Board of Trustees). Thereafter, it may be extended, modified or terminated by agreement of the Board of Trustees and the Fund's investment adviser. The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Whitebox Tactical Opportunities Fund (USD $)	Investor Shares, Whitebox Tactical Opportunities Fund	Advisor Shares, Whitebox Tactical Opportunities Fund	Institutional Shares, Whitebox Tactical Opportunities Fund
1 Year	605	163	137
3 Years	954	528	505

Portfolio Turnover.
Tactical Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Tactical Opportunities Fund’s performance.
Principal Investment Strategies.

The Adviser uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

The Adviser has wide latitude to allocate Tactical Opportunities Fund’s assets among common and preferred stocks, warrants, fixed income securities, convertible securities, indexed securities and derivatives.

Tactical Opportunities Fund’s equity investments will be comprised principally of common stocks, preferred stocks and convertible securities of U.S. issuers. Tactical Opportunities Fund’s fixed income securities will be comprised principally of commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables), corporate bonds and municipal securities. Tactical Opportunities Fund may invest in fixed income securities without regard to their credit ratings, and from time to time may hold unlimited amounts of fixed income securities that are non-investment grade (“junk bonds”).

Tactical Opportunities Fund may invest without limitation in securities of companies without regard to their market capitalization. Tactical Opportunities Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

Tactical Opportunities Fund may invest without limitation in fixed income securities without regard to their credit ratings, including junk bonds. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Adviser to be of comparable quality. Certain of such securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.

Principal Risks of Investing in the Fund.

Risk is inherent in all investing. The value of your investment in Tactical Opportunities Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in Tactical Opportunities Fund, or your investment may not perform as well as other investments. There can be no guarantee that Tactical Opportunities Fund will meet its investment objective. An investment in Tactical Opportunities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in Tactical Opportunities Fund.

  Convertible Securities Risk.    If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Credit Default Swaps.    In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Debt Securities Risk.    Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of Tactical Opportunities Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk.    Derivatives involve special risks and costs and may result in losses to Tactical Opportunities Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, Tactical Opportunities Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Investments in futures and options contracts will introduce leverage risk into the Fund’s portfolio. The Fund’s ability to utilize options and futures contracts successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured and could result in substantial investment losses. Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the purchase price of the underlying investment and its market value at the time of the option exercise. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to the difference between the Fund’s purchase price of the underlying investment (which could rise to an unlimited extent) and the exercise price paid to the Fund. With swaps, the Fund risks the loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty.

  When a Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market,

  Equity Securities.    Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”
  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk.    Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which Tactical Opportunities Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid Cap Securities Risk.    The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risk.    Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities.

  Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.

  New Fund Risk.    The Trust and each Fund are newly-formed, and the Funds’ investment adviser has not previously served as the primary adviser to an investment company registered under the Investment Company Act of 1940. Accordingly, investors in each Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
  Non-Diversified Status Risk.    Tactical Opportunities Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and Tactical Opportunities Fund may have to invest the proceeds in securities with lower yields.
  Small Cap and Emerging Growth Securities Risk.    Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information.
Performance information for Tactical Opportunities Fund will be provided once it has annual returns for a full calendar year. Please remember that Tactical Opportunities Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Whitebox Enhanced Convertible Fund
WHITEBOX ENHANCED CONVERTIBLE FUND
Investment Objective.
The investment objective of Whitebox Enhanced Convertible Fund (“Enhanced Convertible Fund”) is to provide investors with current income and preservation of capital, with the potential for capital appreciation.
Fees and Expenses.
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of each Class of Enhanced Convertible Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 23 of this Prospectus and in “Purchase, Exchange & Redemption of Shares” beginning on page 46 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Whitebox Enhanced Convertible Fund	Investor Shares, Whitebox Enhanced Convertible Fund	Advisor Shares, Whitebox Enhanced Convertible Fund	Institutional Shares, Whitebox Enhanced Convertible Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Whitebox Enhanced Convertible Fund		Investor Shares, Whitebox Enhanced Convertible Fund	Advisor Shares, Whitebox Enhanced Convertible Fund	Institutional Shares, Whitebox Enhanced Convertible Fund
Management Fee		1.00%	1.00%	1.00%
Service (12b-1) Fee		0.25%	0.25%	none
Other Expenses	[1]	0.46%	0.46%	0.46%
Total annual fund operating expenses		1.71%	1.71%	1.46%
Less: Contractual fee and expense waivers	[2]	0.11%	0.11%	0.11%
Net annual fund operating expenses		1.60%	1.60%	1.35%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund's Investor Shares, Advisor Shares and Institutional Shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. The Fund does not expect to incur any of such excluded expenses during its first fiscal year. To the extent any such expenses were incurred, however, the Fund would incur net annual fund operating expenses greater than those reflected in the above table. This agreement will continue at least through [November 30,] 2011 (subject to early termination only by the Board of Trustees). Thereafter, it may be extended, modified or terminated by agreement of the Board of Trustees and the Fund's investment adviser. The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Whitebox Enhanced Convertible Fund (USD $)	Investor Shares, Whitebox Enhanced Convertible Fund	Advisor Shares, Whitebox Enhanced Convertible Fund	Institutional Shares, Whitebox Enhanced Convertible Fund
1 Year	605	163	137
3 Years	954	528	505

Portfolio Turnover.
Enhanced Convertible Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect Enhanced Convertible Fund’s performance.
Principal Investment Strategies.

Enhanced Convertible Fund pursues its objective by investing principally in a diversified portfolio of convertible securities issued by U.S. companies without regard to market capitalization. These convertible securities principally consist of debt securities or preferred stocks that can be exchanged for common stock, typically of the same issuers. Enhanced Convertible Fund may invest in convertible securities of any credit rating, maturity, or duration. In normal market conditions, at least 80% of the Enhanced Convertible Fund’s net assets will be invested in convertible securities.

The Adviser uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

Enhanced Convertible Fund may also invest in warrants, options, common stocks, non-convertible bonds, and derivatives. The securities are typically acquired as the result of exchanges for or conversions of convertible securities from Enhanced Convertible Fund’s portfolio.

Enhanced Convertible Fund may invest without limitation in securities of companies without regard to their market capitalization. Enhanced Convertible Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

Enhanced Convertible Fund uses the term “enhanced” in its name because the Fund will seek investment returns in excess of what the Adviser would expect from a portfolio comprised exclusively or predominantly of “investment grade” convertible securities (securities rated BBB or higher by Standard & Poor’s or Baa or higher by Moody’s Investors Service, Inc. and unrated securities of comparably credit quality). By contrast, Enhanced Convertible Fund may invest without limitation in convertible securities that are rated below investment grade or, if unrated, are believed by the Adviser to be of comparable credit quality (“junk bonds”). Junk bonds may be in default or at high risk of defaulting, and their issuers may have extremely poor prospects for being able to make principal and interest payments when due. Nonetheless, the Adviser believes that this universe of convertible securities is more likely to include securities that are substantially mispriced in relationship to their true market value. Additionally, the Adviser may opportunistically seek to protect a convertible security against loss in equity value by purchasing put options, or selling call options on the underlying equity security. The Adviser may also hedge the portfolio through the use of credit default swaps or options on broad based market indices.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

The Adviser monitors each position’s prospects for contributions to Enhanced Convertible Fund’s investment objectives of current income, preservation of capital and capital appreciation, and sells investments when the Adviser believes it no longer offers an appropriate return-to-risk trade-off.

The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.

Principal Risks of Investing in the Fund.

Risk is inherent in all investing. The value of your investment in Enhanced Convertible Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in Enhanced Convertible Fund, or your investment may not perform as well as other investments. There can be no guarantee that Enhanced Convertible Fund will meet its investment objective. An investment in Enhanced Convertible Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is an outline of the principal risks of investing in Enhanced Convertible Fund.

  Convertible Securities Risk.    If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Credit Default Swaps.    In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Debt Securities Risk.    Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of Enhanced Convertible Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk.    Derivatives involve special risks and costs and may result in losses to Enhanced Convertible Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, Enhanced Convertible Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Investments in futures and options contracts will introduce leverage risk into the Fund’s portfolio. The Fund’s ability to utilize options and futures contracts successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured and could result in substantial investment losses. Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the purchase price of the underlying investment and its market value at the time of the option exercise. Upon the exercise of a call option written by a Fund, the Fund may suffer an economic loss equal to the difference between the Fund’s purchase price of the underlying investment (which could rise to an unlimited extent) and the exercise price paid to the Fund. With swaps, the Fund risks the loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty.

  When a Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market,

  Equity Securities.    Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities.”
  Extension Risk.    When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk.    Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Market Risk and Selection Risk.    Market risk is the risk that one or more markets in which Enhanced Convertible Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid Cap Securities Risk.    The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset Backed Securities Risk.    Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities.

  Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.

  New Fund Risk.    The Trust and each Fund are newly-formed, and the Funds’ investment adviser has not previously served as the primary adviser to an investment company registered under the Investment Company Act of 1940. Accordingly, investors in each Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.
  Non-Diversified Status Risk.    Enhanced Convertible Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Prepayment Risk.    When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and Enhanced Convertible Fund may have to invest the proceeds in securities with lower yields.
  Small Cap and Emerging Growth Securities Risk.    Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information.
Performance information for Enhanced Convertible Fund will be provided once it has annual returns for a full calendar year. Please remember that Enhanced Convertible Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.